Employee Benefits - Narrative (Detail)					1 Months Ended	12 Months Ended			13 Months Ended
	May 17, 2022 shares	Mar. 01, 2022 shares	Nov. 29, 2021 shares	Oct. 14, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) plan h shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Nov. 01, 2020	Oct. 31, 2020	Dec. 31, 2019 USD ($)
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined benefit plan, age requirement						21 years
Defined benefit plan, service requirement						1 year
Defined benefit plan, service requirement for full vesting for individuals employed on or before October 21, 1989						3 years
Defined benefit plan, service requirement for full vesting for individuals employed subsequent to October 31, 1989						5 years
Defined benefit plan, service requirement for full vesting for individuals who were not already in the defined benefit plan as of November 1, 2020						3 years
Defined benefit plan, expected future employer contributions, current fiscal year						$ 0			$ 0
Discretionary employer contribution to the Defined Benefit Plan						$ 7,200,000	$ 0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]						Other	Other	Other
Settlements						$ 12,045,000	$ 0	$ 0
Discretionary contributions for the Defined Contribution Plan						$ 5,000,000	$ 4,600,000	4,400,000
Amount borrowed under ESOP				$ 149,400,000
Shares purchased under ESOP (in shares) | shares				14,940,652	14,940,652	14,920,942	14,940,652		14,920,942
ESOP loan term				30 years
ESOP expense						$ 9,923,000	$ 9,408,000	2,351,000
ESOP compensation expense related to releases and allocation								900,000
ESOP compensation expense related to accrued loan payments								1,500,000
Loan payments from ESOP						7,900,000	7,900,000
Principal payments from ESOP						3,200,000	3,000,000
Interest payments from ESOP						$ 4,700,000	$ 4,900,000
ESOP upfront principal payment								$ 1,000,000
Allocated shares (in shares) | shares					565,134	1,046,850	565,134	63,690	1,046,850
Shares committed to be allocated (in shares) | shares					104,464	104,464	104,464		104,464
Defined contribution liability					$ 33,400,000	$ 17,300,000	$ 33,400,000		$ 17,300,000
Number of deferred compensation plans | plan						3
Deferred compensation plans, liabilities					$ 31,500,000	$ 25,400,000	31,500,000		$ 25,400,000
Share-based compensation arrangement by share-based payment award, reduction of shares available to be issued upon exercise of stock options with each additional restricted stock grant | shares			3
Share-based payment arrangement, noncash expense						$ 10,507,000	$ 0	$ 0
Restricted Stock Units (RSUs)
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares) | shares		978,364				978,364	0
Restricted Stock
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares) | shares	31,559					31,559	683,056
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period (in shares) | shares						136,609	0
Performance Shares
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		3 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares) | shares		533,676				533,676	0
2021 Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares) | shares			26,146,141
Share-based payment arrangement, noncash expense						$ 10,500,000	$ 200,000
Share-based payment arrangement, expense, tax benefit (less than)						$ 3,000,000	$ 100,000
2021 Plan | Restricted Stock Units (RSUs)
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares) | shares			7,470,326
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares) | shares					6,787,270	5,302,256	6,787,270		5,302,256
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period (in shares) | shares					0				0
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount					$ 13,500,000	$ 34,600,000	$ 13,500,000		$ 34,600,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition						3 years 3 months 18 days	4 years 10 months 24 days
2021 Plan | Share-based Payment Arrangement, Option
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares) | shares			18,675,815
Share-based compensation arrangement by share-based payment award, expiration period			10 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares) | shares					18,675,815	18,675,815	18,675,815		18,675,815
Share-based compensation arrangement by share-based payment award, options, grants in period, gross (in shares) | shares					0				0
2021 Plan | Restricted Stock
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year		5 years
Annual amount from 2022 through 2049
Defined Benefit Plan, Plan Assets, Category [Line Items]
Shares committed to be allocated (in shares) | shares						501,426			501,426
Annual amount for 2050
Defined Benefit Plan, Plan Assets, Category [Line Items]
Shares committed to be allocated (in shares) | shares						231,124			231,124
Asset Management Arrangement
Defined Benefit Plan, Plan Assets, Category [Line Items]
Actuarial (gain) loss						$ 91,474,000	$ (50,878,000)
Benefit obligation					$ 546,056,000	419,366,000	546,056,000	449,643,000	$ 419,366,000
Equity Securities
Defined Benefit Plan, Plan Assets, Category [Line Items]
Rabbi trust investments					91,700,000	63,700,000	91,700,000		63,700,000
Fair value, net asset (liability)					$ 58,100,000	$ 38,900,000	$ 58,100,000		$ 38,900,000
Minimum | 2021 Plan | Restricted Stock Units (RSUs)
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		3 years
Maximum | 2021 Plan | Restricted Stock Units (RSUs)
Defined Benefit Plan, Plan Assets, Category [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Fixed income | Minimum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan asset, target allocation percentages						28.00%			28.00%
Fixed income | Maximum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan asset, target allocation percentages						42.00%			42.00%
Hedge Funds | Minimum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan asset, target allocation percentages						3.00%			3.00%
Hedge Funds | Maximum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan asset, target allocation percentages						15.00%			15.00%
Defined Benefit Plan, Equity Securities | Minimum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan asset, target allocation percentages						49.00%			49.00%
Defined Benefit Plan, Equity Securities | Maximum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan asset, target allocation percentages						63.00%			63.00%
Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Contribution credits rate					3.50%	3.55%	3.50%		3.55%
Actuarial (gain) loss						$ (133,282,000)	$ (1,697,000)	78,095,000
Benefit obligation					$ 501,507,000	362,530,000	501,507,000	361,147,000	$ 362,530,000			$ 396,769,000
Supplemental Employee Retirement Plan | DC SERP
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined contribution expense						$ 400,000	$ 900,000	$ 900,000
Qualified Plan | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined benefit plan, minimum working hours for eligibility | h						1,000
Defined benefit plan, treasury rate, term						30 years
Contribution credits rate											3.50%
Defined benefit plan, normal retirement age						65 years
Nonqualified Plan | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Contribution credits rate										5.00%